Cover Page	Sep. 16, 2019
Entity Information [Line Items]
Entity Address, Address Line One	Four Embarcadero Center, Suite 3200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Central Index Key	0001297996
Document Period End Date	Sep. 16, 2019
Entity Emerging Growth Company	false
Entity Registrant Name	DIGITAL REALTY TRUST, INC.
City Area Code	415
Local Phone Number	738-6500
Amendment Flag	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Address, Postal Zip Code	94111
Entity Incorporation, State or Country Code	MD
Document Type	8-K
Entity File Number	001-32336
Entity Tax Identification Number	26-0081711
Series K Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series K Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr K
Security Exchange Name	NYSE
Series J Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series J Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr J
Security Exchange Name	NYSE
Series I Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series I Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr I
Security Exchange Name	NYSE
Series G Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series G Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr G
Security Exchange Name	NYSE
Series C Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series C Cumulative Redeemable Perpetual Preferred Stock
Trading Symbol	DLR Pr C
Security Exchange Name	NYSE
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	DLR
Security Exchange Name	NYSE
Digital Realty Trust L.P.
Entity Information [Line Items]
Entity Emerging Growth Company	false
Entity Registrant Name	DIGITAL REALTY TRUST, L.P.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-54023
Entity Tax Identification Number	20-2402955